Changes in the Carrying Amount of Goodwill (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 22,248		¥ 18,250
Goodwill acquired	357		3,998
Goodwill reassigned	0
Ending Balance	22,605	$ 3,547	22,248
iQIYI
Goodwill [Line Items]
Beginning Balance	3,888		3,888
Goodwill acquired	0		0
Goodwill reassigned	0
Ending Balance	3,888	610	3,888
Baidu Core excluding SLG [Member]
Goodwill [Line Items]
Beginning Balance	18,360		14,362
Goodwill acquired	357		3,998
Goodwill reassigned	(1,777)
Ending Balance	16,940	2,658	18,360
SLG
Goodwill [Line Items]
Beginning Balance	0		0
Goodwill acquired	0		0
Goodwill reassigned	1,777
Ending Balance	¥ 1,777	$ 279	¥ 0